UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Edgewood Management LLC

Address:    350 Park Avenue
            New York, New York 10022

13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Fausto Rotundo
Title:        Chief Compliance Officer
Phone:        (212) 652-9100

Signature, Place and Date of Signing:


/s/ Fausto Rotundo              New York, New York             August 4, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:      $6,332,753
                                             (thousands)

List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Edgewood Management LLC
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----  ----      ------ ----
3M CO                               COM        88579Y101   81,834       862,776 SH         SOLE        NONE      862,776 0     0
ABBOTT LABS                         COM        002824100    7,825       148,717 SH         SOLE        NONE      148,717 0     0
AEGON N V                     NY REGISTRY SH   007924103      217         9,200 SH         SOLE        NONE        9,200 0     0
ALLERGAN INC                        COM        018490102  170,703     2,050,481 SH         SOLE        NONE    2,050,481 0     0
AMAZON COM INC                      COM        023135106  293,021     1,432,934 SH         SOLE        NONE    1,432,934 0     0
AMERICAN TOWER CORP                CL A        029912201  283,813     5,423,521 SH         SOLE        NONE    5,423,521 0     0
APPLE INC                           COM        037833100  319,499       951,825 SH         SOLE        NONE      951,825 0     0
APPLIED MATLS INC                   COM        038222105      435        33,400 SH         SOLE        NONE       33,400 0     0
BANK OF NEW YORK MELLON CORP        COM        064058100    3,426       133,718 SH         SOLE        NONE      133,718 0     0
BERKSHIRE HATHAWAY INC DEL         CL A        084670108      581             5 SH         SOLE        NONE            5 0     0
BERKSHIRE HATHAWAY INC DEL       CL B NEW      084670702    1,053        13,600 SH         SOLE        NONE       13,600 0     0
BOEING CO                           COM        097023105      318         4,300 SH         SOLE        NONE        4,300 0     0
BP PLC                         SPONSORED ADR   055622104      207         4,678 SH         SOLE        NONE        4,678 0     0
CELGENE CORP                        COM        151020104  433,764     7,191,042 SH         SOLE        NONE    7,191,042 0     0
CHEVRON CORP NEW                    COM        166764100    2,440        23,726 SH         SOLE        NONE       23,726 0     0
CHUBB CORP                          COM        171232101      522         8,340 SH         SOLE        NONE        8,340 0     0
CINCINNATI FINL CORP                COM        172062101      263         9,012 SH         SOLE        NONE        9,012 0     0
CISCO SYS INC                       COM        17275R102    2,600       166,577 SH         SOLE        NONE      166,577 0     0
CME GROUP INC                       COM        12572Q105  308,716     1,058,732 SH         SOLE        NONE    1,058,732 0     0
COCA COLA CO                        COM        191216100    2,226        33,076 SH         SOLE        NONE       33,076 0     0
COGNIZANT TECHNOLOGY SOLUTIO       CL A        192446102  324,011     4,417,933 SH         SOLE        NONE    4,417,933 0     0
COLGATE PALMOLIVE CO                COM        194162103   47,235       540,384 SH         SOLE        NONE      540,384 0     0
COMPLETE GENOMICS INC               COM        20454K104      153        10,000 SH         SOLE        NONE       10,000 0     0
CREE INC                            COM        225447101    1,995        59,400 SH         SOLE        NONE       59,400 0     0
DIRECTV                          COM CL A      25490A101      428         8,415 SH         SOLE        NONE        8,415 0     0
DISNEY WALT CO                  COM DISNEY     254687106      289         7,400 SH         SOLE        NONE        7,400 0     0
DUKE ENERGY CORP NEW                COM        26441C105      430        22,832 SH         SOLE        NONE       22,832 0     0
EATON VANCE TX ADV GLBL DIV         COM        27828S101      153        10,000 SH         SOLE        NONE       10,000 0     0
EMERSON ELEC CO                     COM        291011104    1,152        20,475 SH         SOLE        NONE       20,475 0     0
EQUIFAX INC                         COM        294429105      373        10,747 SH         SOLE        NONE       10,747 0     0
EXPEDITORS INTL WASH INC            COM        302130109  218,884     4,275,907 SH         SOLE        NONE    4,275,907 0     0
EXXON MOBIL CORP                    COM        30231G102   14,179       174,234 SH         SOLE        NONE      174,234 0     0
FIRST SOLAR INC                     COM        336433107  228,438     1,727,055 SH         SOLE        NONE    1,727,055 0     0
FREEPORT-MCMORAN COPPER & GO        COM        35671D857    1,058        20,000 SH         SOLE        NONE       20,000 0     0
GENERAL ELECTRIC CO                 COM        369604103      198        10,500 SH         SOLE        NONE       10,500 0     0
GILEAD SCIENCES INC                 COM        375558103    1,615        39,000 SH         SOLE        NONE       39,000 0     0
GOOGLE INC                         CL A        38259P508  142,123       280,664 SH         SOLE        NONE      280,664 0     0
HEWLETT PACKARD CO                  COM        428236103      218         6,000 SH         SOLE        NONE        6,000 0     0
HOME DEPOT INC                      COM        437076102      559        15,445 SH         SOLE        NONE       15,445 0     0
HSBC HLDGS PLC                ADR A 1/40PF A   404280604      318        13,000 SH         SOLE        NONE       13,000 0     0
HUMAN GENOME SCIENCES INC           COM        444903108      368        15,000 SH         SOLE        NONE       15,000 0     0
ILLUMINA INC                        COM        452327109  213,437     2,840,146 SH         SOLE        NONE    2,840,146 0     0
INTEL CORP                          COM        458140100      415        18,720 SH         SOLE        NONE       18,720 0     0
INTERNATIONAL BUSINESS MACHS        COM        459200101      849         4,950 SH         SOLE        NONE        4,950 0     0
INTUITIVE SURGICAL INC            COM NEW      46120E602  322,052       865,474 SH         SOLE        NONE      865,474 0     0
ISHARES TR                    DJ SEL DIV INX   464287168    7,642       144,415 SH         SOLE        NONE      144,415 0     0
JPMORGAN CHASE & CO                 COM        46625H100      524        12,799 SH         SOLE        NONE       12,799 0     0
JOHNSON & JOHNSON                   COM        478160104    5,825        87,571 SH         SOLE        NONE       87,571 0     0
KELLOGG CO                          COM        487836108      435         7,860 SH         SOLE        NONE        7,860 0     0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER   494550106    6,911        95,196 SH         SOLE        NONE       95,196 0     0
LILLY ELI & CO                      COM        532457108      206         5,500 SH         SOLE        NONE        5,500 0     0
MEDCO HEALTH SOLUTIONS INC          COM        58405U102      209         3,690 SH         SOLE        NONE        3,690 0     0
NATIONAL OILWELL VARCO INC          COM        637071101  219,027     2,800,496 SH         SOLE        NONE    2,800,496 0     0
NEXTERA ENERGY INC                  COM        65339F101      316         5,500 SH         SOLE        NONE        5,500 0     0
NORFOLK SOUTHERN CORP               COM        655844108      202         2,700 SH         SOLE        NONE        2,700 0     0
ORACLE CORP                         COM        68389X105  335,199    10,185,331 SH         SOLE        NONE   10,185,331 0     0
PAYCHEX INC                         COM        704326107      519        16,900 SH         SOLE        NONE       16,900 0     0
PEPSICO INC                         COM        713448108    8,165       115,936 SH         SOLE        NONE      115,936 0     0
PFIZER INC                          COM        717081103    2,778       134,845 SH         SOLE        NONE      134,845 0     0
PHILIP MORRIS INTL INC              COM        718172109      247         3,700 SH         SOLE        NONE        3,700 0     0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT    73936T565      172        12,000 SH         SOLE        NONE       12,000 0     0
PPG INDS INC                        COM        693506107      313         3,450 SH         SOLE        NONE        3,450 0     0
PRAXAIR INC                         COM        74005P104  227,614     2,099,953 SH         SOLE        NONE    2,099,953 0     0
PRECISION CASTPARTS CORP            COM        740189105      214         1,300 SH         SOLE        NONE        1,300 0     0
PRICE T ROWE GROUP INC              COM        74144T108  330,930     5,484,426 SH         SOLE        NONE    5,484,426 0     0
PRICELINE COM INC                 COM NEW      741503403  292,310       570,997 SH         SOLE        NONE      570,997 0     0
PROCTER & GAMBLE CO                 COM        742718109      662        10,420 SH         SOLE        NONE       10,420 0     0
QUALCOMM INC                        COM        747525103  384,652     6,773,235 SH         SOLE        NONE    6,773,235 0     0
QUANTA SVCS INC                     COM        74762E102  203,631    10,080,720 SH         SOLE        NONE   10,080,720 0     0
REGENCY CTRS CORP                   COM        758849103      440        10,000 SH         SOLE        NONE       10,000 0     0
ROYAL DUTCH SHELL PLC           SPON ADR B     780259107      222         3,100 SH         SOLE        NONE        3,100 0     0
SCHWAB CHARLES CORP NEW             COM        808513105      261        15,848 SH         SOLE        NONE       15,848 0     0
SELECT SECTOR SPDR TR          SBI INT-UTILS   81369Y886    5,787       172,855 SH         SOLE        NONE      172,855 0     0
SOUTHERN UN CO NEW                  COM        844030106      214         5,324 SH         SOLE        NONE        5,324 0     0
SOUTHWESTERN ENERGY CO              COM        845467109  214,440     5,000,937 SH         SOLE        NONE    5,000,937 0     0
SYSCO CORP                          COM        871829107    2,924        93,768 SH         SOLE        NONE       93,768 0     0
UNITED TECHNOLOGIES CORP            COM        913017109      212         2,400 SH         SOLE        NONE        2,400 0     0
VANGUARD BD INDEX FD INC      SHORT TRM BOND   921937827      203         2,500 PRN        SOLE        NONE        2,500 0     0
VERIZON COMMUNICATIONS INC          COM        92343V104      558        14,984 SH         SOLE        NONE       14,984 0     0
VERTEX PHARMACEUTICALS INC          COM        92532F100    2,262        43,500 SH         SOLE        NONE       43,500 0     0
VISA INC                         COM CL A      92826C839  366,010     4,343,821 SH         SOLE        NONE    4,343,821 0     0
VODAFONE GROUP PLC NEW              COM        92857W209    3,266       122,243 SH         SOLE        NONE      122,243 0     0
YUM BRANDS INC                      COM        988498101  272,859     4,939,518 SH         SOLE        NONE    4,939,518 0     0

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